OPERATING LEASES - Maturity analysis under lease agreements (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturity analysis under lease agreements
2022	$ 18,164	$ 5,449
2023	14,859
Total lease payments	33,023	5,449
Plus: interest		205
Less: interest	(1,035)
Present value of lease liabilities	$ 31,988	$ 5,654	$ 26,061